Cash position - Reconciliation of operational cash burn (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash position
Increase in cash and cash equivalents (excluding effect of exchange differences)	€ 477,448	€ 523,222
Net proceeds from capital and share premium increases	(2,583)	(23,268)
Net sale of current financial investments	(669,365)	(730,439)
Cash in from disposal of subsidiaries, net of cash disposed of	(28,696)	0
Total operational cash flow/cash burn (-)	€ (223,196)	€ (230,486)